Trade and Other Receivables	6 Months Ended
Jun. 30, 2025
Trade and Other Receivables [Abstract]
Trade and Other Receivables
7.	Trade and Other Receivables

	June 30,	December 31,
	2025	2024
Trade accounts receivable	$–	$356,105
Sales taxes receivable	4,097	14,432
	$4,097	$370,537

As at December 31, 2024, there were two customers with an amount greater than 10% of the Company’s trade accounts receivable which represented 74% of the balance. The Company did not recognize any bad debt expense during the year ended December 31, 2024.

During the year ended December 31, 2024, the Company derecognized accounts receivable with a net book value of $158,812 in connection with the sale of RPK (note 5).

During the six months ended June 30, 2025, the Company derecognized accounts receivable with a net book value of $78,737 in connection with the loss of control of Canmart (note 6). As a result, the Company has no customers at June 30, 2025.